FINANCIAL INSTRUMENT RISK (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENT RISK
Schedule of sensitivity analysis of change in foriegn currency exchange rate for estimated impact on profit (loss) before income taxes

The following table illustrates the estimated impact on loss and comprehensive loss before income taxes of a 10% change in the CAD exchange rate against the USD and NOK, based on the Company’s monetary financial instruments denominated in foreign currencies as at December 31, 2025.

Currency	Change	Effect on Pre-Tax Loss	Change	Effect on Pre-Tax Loss
USD	+10%	$1,312,643	-10%	$(1,312,643)
NOK	+10%	$295,364	-10%	$(295,364)